UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

  FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2003

Check here if Amendment [ ];     Amendment Number:
This Amendment (Check only one):        [ ] is a restatement.
                                        [ ] adds, new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Ken Roberts Investment Management Inc.
Address:     601 W. Riverside Ave., Suite 1670
             Spokane, WA  99201

13F File Number:   28-6910

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:        Kenneth M. Roberts
Title:       President, Chief Investment Officer
Phone:       509-624-5591
Signature, Place, and Date of Signing:

       Kenneth M. Roberts       Spokane, Washington       February 11, 2004

Report Type (Check only one):

[X]          13F HOLDING REPORT
[ ]          13F NOTICE
[ ]          13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   None

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.


FORM 13F INFORMATION TABLE

                      Title of                      Value          Invstmt Voting Aut
Name of Issuer          Class    CUSIP             (x$1000) Shares Dscretn   None

AP Pharma Inc.           Com    00202J104                50   20300  Sole     20300
American Express         Com    025816109               319    6605  Sole      6605
Am. Int'l. Group         Com    026874107             15336  231379  Sole    231379
Annadarko                Com    032511107              6758  132481  Sole    132481
BMC Software             Com    055921100               737   39500  Sole     39500
BP Amoco                 Com    055622104               396    8026  Sole      8026
Boise Cascade            Com    097383103               616   18750  Sole     18750
Bristol Myers Squibb     Com    110122108              1117   39050  Sole     39050
Bldg. Mtrls. Holding     Com    120113105               225   14475  Sole     14475
Cardinal Health          Com    14149Y108             16950  277136  Sole    277136
Cascade Nat. Gas         Com    147339105               443   21000  Sole     21000
Celestica                Com    15101Q108               700   46475  Sole     46475
Chevron Corp.            Com    166751107             15738  182178  Sole    182178
Cisco Systems Inc.       Com    17275R102              6675  275502  Sole    275502
Citigroup                Com    172967101             18861  388567  Sole    388567
Clorox                   Com    189054109               291    6000  Sole      6000
Coca Cola Co.            Com    191216100             14543  286568  Sole    286568
Conoco-Philips           Com    20825C104               445    6789  Sole      6789
Costco                   Com    2160K105              15116  406565  Sole    406565
Disney                   Com    254687106              6687  286616  Sole    286616
Dow                      Com    260543103               239    5754            5754
EOG Resources            Com    26875P101              5513  119400  Sole    119400
Eli Lilly & Co           Com    532457108               421    5990  Sole      5990
Emerson Electric         Com    291011104              5444   84077  Sole     84077
Ensco Intl               Com    26874Q100              1702   62625           62625
Equity Oil Corp.         Com    294749106                47   12000  Sole     12000
Express Scripts          Com    302182100             16989  255746  Sole    255746
Exxon Mobil              Com    30231G102              3049   74367  Sole     74367
First Data               Com    319963104             14322  348550          348550
First Indus. Realty T    Com    32054K103               277    8200  Sole      8200
General Electric         Com    369604103             17056  550547  Sole    550547
Gillette Co.             Com    375766102               307    8355  Sole      8355
Grainger WW              Com    384802104              6843  144400  Sole    144400
Home Depot               Com    437076102              7424  209182  Sole    209182
Home Properties of N.    Com    437306103               440   10900  Sole     10900
ICOS Corp.               Com    449295104               926   22425  Sole     22425
Intel Corp.              Com    458140100              3541  110493  Sole    110493
Intl Bus.Machines        Com    459200101               568    6129  Sole      6129
Istar Financial Inc.     Com    45031U101              1002   25759  Sole     25759
Johnson & Johnson        Com    478160104              9117  176480  Sole    176480
Kerr McGee Corp.         Com    492386107              1058   22750           22750
Keytronic                Com    493144109               423  187850  Sole    187850
LSI Logic Corp.          Com    502161102               670   75500           75500
Lattice Semiconductor    Com    518415104              8773  906275  Sole    906275
Lucent                   Com    549463107                32   11385  Sole     11385
Merck & Co.              Com    589331107             12044  260692  Sole    260692
Metris Companies         Com    591598107                79   17700  Sole     17700
Microsoft                Com    594918104             18394  672053  Sole    672053
Oracle Corp.             Com    68389X105              4934  372951  Sole    372951
Pepsico Inc.             Com    713448108               450    9662            9662
Pfizer Inc.              Com    717081103              1201   33990  Sole     33990
Plum Creek Timb.         Com    729251108              1649   54150  Sole     54150
Qualcomm                 Com    747525103             11854  219805  Sole    219805
Railamerica              Com    750753105               371   31400  Sole     31400
S & P 500 Depos. Rec.    Com    78462F103               248    2225            2225
Schlumberger             Com    806857108             11122  203250  Sole    203250
Shurgard Storage         Com    82567D104              1161   30844  Sole     30844
Siebel Systems           Com    826170102               187   13440  Sole     13440
Starbucks                Com    855244109             19383  584517  Sole    584517
Sun Microsystems         Com    866810104               131   29357  Sole     29357
Texas Instruments        Com    882508104              8732  297211  Sole    297211
Tidewater                Com    886423102              1814   60725           60725
Verizon Comm.            Com    92343V104              2560   72978  Sole     72978
Wal-Mart                 Com    931142103             19054  359176  Sole    359176
Wash. Fed S & L          Com    938824109               360   12699  Sole     12699
Wash. Mut. Bank          Com    939322103              1666   41529  Sole     41529
Watchguard Tech.         Com    941105108                85   14650  Sole     14650
Weatherford Intl Inc     Com    015083620             10345  287350  Sole    287350
Weyerhauser              Com    962166104              9256  144627  Sole    144627


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   0

Form 13F Information Table Entry Total:          69

Form 13F Information Table Value Total:  $     365,266